Warrants (Details) - Schedule of Fair Value of Warrants Estimated Using Black-Scholes Option Pricing Model	6 Months Ended
Jun. 30, 2022
Rollover Warrants [Member]
Warrants (Details) - Schedule of Fair Value of Warrants Estimated Using Black-Scholes Option Pricing Model [Line Items]
Volatility	115.00%
Expected term (years)	6 years
Risk-free interest rate	0.85%
Expected dividend yield
Common Warrants [Member]
Warrants (Details) - Schedule of Fair Value of Warrants Estimated Using Black-Scholes Option Pricing Model [Line Items]
Volatility	47.00%
Expected term (years)	5 years
Risk-free interest rate	1.54%
Expected dividend yield
Placement Agent Warrants [Member]
Warrants (Details) - Schedule of Fair Value of Warrants Estimated Using Black-Scholes Option Pricing Model [Line Items]
Volatility	47.00%
Expected term (years)	5 years
Risk-free interest rate	1.54%
Expected dividend yield